Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]

Year ending December 31,	Amount
2014	(1,996)
2015	(4,425)
2016	(9,431)
2017	(9,639)
2018	(237)
2019 and thereafter	8,832
(16,896)

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2012	2013
Hires collected in advance	4,002	7,196
Charter revenue resulting from varying charter rates	18,234	27,569
Total	22,236	34,765
Less current portion	(5,595)	(9,601)
Non-current portion	16,641	25,164